SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Income Taxes) (Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies Income Taxes Narrative Details
Uncertain Income Tax Position	Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority.